Rule 497(j)
                                      Reg. No. 33-49207
                                      Reg. No. 33-27179

Pursuant to Rule 497 (j) promulgated under the Securities Act of
1933, the Registrant, Dean Witter Select Municipal Trust, Insured
California  Portfolio Series 64 and Insured National Portfolio
Series 42 , hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                          DEAN WITTER SELECT MUNICIPAL TRUST,
                          INSURED CALIFORNIA PORTFOLIO SERIES 64
                          INSURED NATIONAL PORTFOLIO SERIES 42

                          By:  Dean Witter Reynolds Inc.
                               (Depositor)

                               Thomas Hines
                               Thomas Hines
                               Authorized signatory